UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2000

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     FORTIS N.V. (formerly known as  AMEV/VSB 1990 N.V.)
Address:  Postbus 2072
          Archimedeslaan 10
          3584 BA Utrecht
          The Netherlands

13F File Number:    28-5190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SCOTT R. PLUMMER
Title:    VICE PRESIDENT, ASSOCIATE GENERAL COUNSEL, &
          ASSISTANT SECRETARY, FORTIS ADVISERS, INC.
Phone:   (651) 738-5602

Signature, Place, and Date of Signing:

/S/ SCOTT R. PLUMMER          WOODBURY, MN   AUGUST 11, 2000
[Signature]                   [City, State]     [Date]

Report Type (Check only one.):

[  ]       13F HOLDINGS REPORT.   (Check here if all holdings of this
           reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]       13F COMBINATION REPORT.    (Check here if a portion of the
           holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Fortis Advisers, Inc. (13F File No. 28-1542) is a wholly-owned subsidiary of Fortis, Inc. (13F File No. 28-5174). Fortis Inc. is a wholly-owned subsidiary of Fortis Insurance N.V. (13F File No. 28-5689), Fortis Funding Company B.V. (13F File No. 28-5681), Fortis (US) Funding Partners I LP
(13F File No. 28-5693), and Fortis (US) Funding Partners II LP (13F File No. 28-5691). Fortis Insurance N.V. is a wholly-owned subsidiary of Fortis Bank N.V. (13F File No. 28-5697) and Fortis N.V. (formerly known as AMEV/VSB 1990
N.V. (13F File No. 28-5190).   Fortis Bank N.V. is a wholly-owned subsidiary
of Fortis SA/NV (13F File No. 28-5695). Fortis SA/NV and Fortis N.V. (13F File No. 28-5190) are wholly-owned subsidiaries of Fortis (B) (13F File No. 28-5182) and Fortis (NL) (13F File No. 28-5184).